OTHER ASSETS -THIRD PARTIES (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Assets [Line Items]
Other assets	¥ 912,210,407	$ 132,675,501	¥ 713,226,373
Prepayments for purchase of property, plant and equipment [Member]
Other Assets [Line Items]
Other assets	467,848,176		242,867,413
Deferred losses related to sales leaseback transactions [Member]
Other Assets [Line Items]
Other assets	217,127,346		251,751,659
Prepayment for warranty insurance premium [Member]
Other Assets [Line Items]
Other assets	121,339,137		112,969,373
Deposit for rent and others [Member]
Other Assets [Line Items]
Other assets	67,283,761		77,447,776
Value-added tax recoverable for solar power plants [Member]
Other Assets [Line Items]
Other assets	30,217,620		2,190,152
Prepayment of Income Tax Attributable to Intercompany Transactions [Member]
Other Assets [Line Items]
Other assets	8,394,367		0
Prepayment for land use rights [Member]
Other Assets [Line Items]
Other assets	¥ 0		¥ 26,000,000